Form N-1A Cover	Jun. 26, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	John Hancock Variable Insurance Trust
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 26, 2025
Prospectus Date	Apr. 28, 2025
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Variable Insurance Trust
Strategic Income Opportunities Trust (the fund)Supplement dated June 26, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on June 24-26, 2025, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s management fee schedule effective July 1, 2025:Fees and expensesThis table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)Series ISeries IISeries NAVManagement fee0.640.640.64Distribution and service (Rule 12b-1) fees0.050.250.00Other expenses0.080.080.08Total annual fund operating expenses0.770.970.72Contractual expense reimbursement-0.01-0.01-0.01Total annual fund operating expenses after expense reimbursements0.760.960.711“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2025.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThe examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Expenses ($)Series ISeries IISeries NAV1 year7898733 years2453082295 years42753540010 years9531,189894